INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Federal
State
Current tax expense
Deferred tax expense (benefit):
Allowance for doubtful accounts
Depreciation
Goodwill - Impaired
Goodwill	127,777	127,777	511,108	511,108
Valuation Allowance	(241,394)	(209,763)	(1,210,250)	(568,016)
Net operating loss carryforward	113,617	81,986	699,142	56,908
Subtotal deferred tax expense/(benefit)
Income tax expense/(benefit)